CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2021 ILS (₪)
Current assets
Cash and cash equivalents	₪ 150,607	$ 42,786	₪ 195,718
Financial assets at fair value through profit or loss	116,762	33,171	154,090
Trade receivables, Net	165,838	47,113	134,017
Other receivables and prepaid expenses	4,956	1,407	4,939
Inventories	71,929	20,434	59,528
Current tax assets	3,117	886	5,780
Total current assets	513,209	145,797	554,072
Non-current assets
Property, plant, and equipment	99,216	28,186	87,245
Less -accumulated depreciation	51,533	14,640	48,431
Property, plant and equipment. net	47,683	13,546	38,814
Right to use asset, net	3,391	963	4,088
Financial assets at fair value through profit or loss	44,113	12,532	31,056
Goodwill	36	10	36
Total non-current assets	95,223	27,051	73,994
Total assets	608,432	172,848	628,066
Current liabilities
Current maturities of lease liabilities	2,194	623	1,136
Trade payables	24,842	7,056	20,386
Employees Benefits	3,756	1,067	3,442
Financial liabilities at fair value through profit or loss	0	0	13,960
Other payables and accrued expenses	11,836	3,363	11,216
Total current liabilities	42,628	12,109	50,140
Non-current liabilities
Lease liabilities, net	1,284	365	3,062
Deferred taxes	4,198	1,193	2,017
Retirement benefit obligation	878	249	1,615
Total non-current liabilities	6,360	1,807	6,694
Shareholders' equity
Share capital	1,490	423	1,490
Additional paid in capital	171,550	48,735	170,760
Re-measurement of the net liability in respect of defined benefit	(195)	(55)	(959)
Capital fund	247	70	247
Retained earnings	386,980	109,937	400,322
Treasury shares	(628)	(178)	(628)
Equity attributable to Shareholders of the Company	559,444	158,932	571,232
Total equity and liabilities	₪ 608,432	$ 172,848	₪ 628,066

[1]	Convenience Translation into US Dollars.